Commitments (Tables)	12 Months Ended
Dec. 31, 2021
The Company has the following payment commitments with respect to consulting and other contractual obligations:

The Company has the following payment commitments with respect to consulting and other contractual obligations:

Not later than one year	$875,000
Later than one year and not later than five years	1,267,000
$2,142,000